Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 561	$ 228	$ 120
Property and equipment in the net amount	0	$ 0	$ 8
Borrowing costs	248
Investment grants	$ 239